Bank loans (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Maturities of Debt

The maturities schedule is as follows:

2023	Amount	Amount
Year ending December 31,	S$	US$
2024	245,625	186,178
2025	256,913	194,734
2026	104,862	79,483
2027	112,443	85,229
2028	29,359	22,254

Total	749,202	567,878
Less: current portion	(245,625)	(186,178)

Long-term portion	503,577	381,700